Note 23 - Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Total other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	€ 4,478		€ 4,173
Total other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	13,923		12,732
Additions	1,436		1,191
Changes in the group of consolidated companies	0		(26)
Disposals	72		160
Reclassifications from (to) held for sale	0		(32)
Transfers	(4)		(9)
Exchange rate changes	(130)		226
Cost of acquisition/manufacture, Balance as of	15,154		13,923
Total other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	9,750		8,714
Amortization for the year	1,064	[1]	1,020	[2]
Changes in the group of consolidated companies	0		(26)
Disposals	72		157
Reclassifications from (to) held for sale	0		(25)
Impairment losses	24	[3]	98	[4]
Reversals of impairment losses	0	[5]	3
Transfers	(3)		3
Exchange rate changes	(87)		126
Accumulated amortization and impairment, Balance as of	10,676		9,750
Total unamortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	717		743
Total unamortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,524		1,457
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	(37)		67
Cost of acquisition/manufacture, Balance as of	1,486		1,524
Total unamortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	781		696
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		68
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	(12)		17
Accumulated amortization and impairment, Balance as of	769		781
Purchased unamortized retail investment management agreements [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	716		741
Purchased unamortized retail investment management agreements [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,083		1,017
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	(37)		67
Cost of acquisition/manufacture, Balance as of	1,046		1,083
Purchased unamortized retail investment management agreements [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	342		257
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		68
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	(12)		17
Accumulated amortization and impairment, Balance as of	330		342
Purchased unamortized other intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	1		2
Purchased unamortized other intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	441		440
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	440		441
Purchased unamortized other intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	439		439
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	439		439
Total amortized purchased intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	221		137
Total amortized purchased intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	2,283		2,257
Additions	122		45
Changes in the group of consolidated companies	0		(6)
Disposals	0		37
Reclassifications from (to) held for sale	0		0
Transfers	(4)		(9)
Exchange rate changes	(21)		32
Cost of acquisition/manufacture, Balance as of	2,380		2,283
Total amortized purchased intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	2,146		2,115
Amortization for the year	38		40
Changes in the group of consolidated companies	0		(6)
Disposals	0		35
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		3
Transfers	(3)		3
Exchange rate changes	(21)		31
Accumulated amortization and impairment, Balance as of	2,159		2,146
Purchased amortized customer-related intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	57		4
Purchased amortized customer-related intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	1,421		1,398
Additions	56		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		(9)
Exchange rate changes	(21)		32
Cost of acquisition/manufacture, Balance as of	1,456		1,421
Purchased amortized customer-related intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	1,417		1,383
Amortization for the year	3		3
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		3
Transfers	0		3
Exchange rate changes	(20)		31
Accumulated amortization and impairment, Balance as of	1,399		1,417
Purchased amortized contract-based intangible assets [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	0		0
Purchased amortized contract-based intangible assets [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	70		70
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Transfers	0		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	70		70
Purchased amortized contract-based intangible assets [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	70		70
Amortization for the year	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	0		0
Accumulated amortization and impairment, Balance as of	70		70
Purchased amortized software and other [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	164		133
Purchased amortized software and other [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	792		789
Additions	66		45
Changes in the group of consolidated companies	0		(6)
Disposals	0		37
Reclassifications from (to) held for sale	0		0
Transfers	(4)		0
Exchange rate changes	0		0
Cost of acquisition/manufacture, Balance as of	854		792
Purchased amortized software and other [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	659		662
Amortization for the year	35		37
Changes in the group of consolidated companies	0		(6)
Disposals	0		35
Reclassifications from (to) held for sale	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(3)		0
Exchange rate changes	(1)		0
Accumulated amortization and impairment, Balance as of	690		659
Internally generated amortized software [Member] | Carrying value [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Carrying amount, As of	3,539		3,293
Internally generated amortized software [Member] | Cost of acquisition/manufacture [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Cost of acquisition/manufacture, Balance as of	10,116		9,018
Additions	1,314		1,145
Changes in the group of consolidated companies	0		(20)
Disposals	71		122
Reclassifications from (to) held for sale	0		(32)
Transfers	0		0
Exchange rate changes	(72)		128
Cost of acquisition/manufacture, Balance as of	11,288		10,116
Internally generated amortized software [Member] | Accumulated amortization and impairment [Member]
Changes of Other Intangible Assets by Asset Class [Line Items]
Accumulated amortization and impairment, Balance as of	6,824		5,904
Amortization for the year	1,027		980
Changes in the group of consolidated companies	0		(20)
Disposals	71		122
Reclassifications from (to) held for sale	0		(25)
Impairment losses	24		30
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	(54)		78
Accumulated amortization and impairment, Balance as of	€ 7,749		€ 6,824

[1]	€ 3 million were a reversal of impairment losses on customer-related intangibles recorded in general and administrative expenses.
[2]	€ 1.0 billion were included in general and administrative expenses.
[3]	€ 1.1 billion were included in general and administrative expenses.
[4]	€ 98 million were comprised of impairments on retail investment management agreements recorded in impairment of goodwill and other intangible assets of € 68 million and of € 30 million€ 30 million on self-developed software recorded in general and administrative expenses.
[5]	€ 24 million were impairment losses on self-developed software recorded in general and administrative expenses.